INVESTMENTS IN REHABILITATION AND OTHER FUNDS - Environmental obligations (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Changes in investments in rehabilitation obligation funds movement [abstract]
Investment in Guardrisk Cell Captive	R 912.5	R 789.7	R 710.8
Balance at the beginning of the year	789.7	710.8
Contributions	38.3	28.4
Growth	84.5	50.5	R 13.1
Investments in rehabilitation and other funds	912.5	789.7
Environmental rehabilitation
Changes in investments in rehabilitation obligation funds movement [abstract]
Investments in rehabilitation and other funds	697.5	630.6
Directors’ and Officers’ insurance
Changes in investments in rehabilitation obligation funds movement [abstract]
Investments in rehabilitation and other funds	108.5	61.3
Other funds
Changes in investments in rehabilitation obligation funds movement [abstract]
Investments in rehabilitation and other funds	R 106.5	R 97.8